                        NATIONWIDE LIFE INSURANCE COMPANY

                     Group Flexible Fund Retirement Contract

                  Issued by Nationwide Life Insurance Company
                   through its Nationwide DC Variable Account

                   The date of this prospectus is May 3, 1999.
--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

o American Century: International Discovery Fund (formerly American Century - Twentieth Century International Discovery Fund - Investor Class)
o        American Century: Income & Growth - Investor Class
o        American Century: Growth (formerly American Century: Twentieth Century
         Growth)
o        American Century: Ultra (formerly American Century: Twentieth Century
         Ultra)
o        Dreyfus Appreciation Fund, Inc.
o        Dreyfus Premier Midcap Stock Fund - Class A
o        Dreyfus S&P 500 Index Fund
o        Dreyfus Third Century Fund, Inc.
o        Evergreen Income and Growth Fund (formerly Total Return Fund)
o        Federated Bond Fund - Class F
o        Federated U.S. Government Securities Fund: 2-5 Years: Institutional
         Shares
o        Fidelity Advisor Growth Opportunities Fund - Class A
o        Fidelity Advisor High Yield Fund - Class T
o        Fidelity Asset Manager(TM)
o        Fidelity Equity-Income Fund
o        INVESCO Dynamics Fund
o        INVESCO Industrial Income Fund (formerly Financial Industrial Income
         Fund, Inc.)
o        INVESCO Total Return Fund
o        Janus Fund
o        Massachusetts Investors Growth Stock Fund - Class A
o        MAS Funds Fixed Income Portfolio
o        MFS(R)Growth Opportunities Fund - Class A
o        MFS(R) High Income Fund - Class A
o        Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio -
         Class B
o        Nationwide(R)Fund - Class D
o        Nationwide(R)Growth Fund - Class D
o        Nationwide(R)Money Market Fund
o        Nationwide S&P 500(R)Index Fund - Class Y
o        LifeDesigns Series
         -        The Aggressive Portfolio
         -        The Moderately Aggressive Portfolio
         -        The Moderate Portfolio
         -        The Moderately Conservative Portfolio
         -        The Conservative Portfolio
o        Nationwide Separate Account Trust - Nationwide Small Company Fund
o        Neuberger Berman Partners Trust
o        Oppenheimer Global Fund/VA - Class A
o        Prestige Balanced Fund - Class Y
o        Prestige International Fund - Class Y
o        Prestige Large Cap Growth Fund - Class Y
o        Prestige Large Cap Value Fund - Class Y
o        Prestige Small Cap Fund - Class Y
o        Putnam Investors Fund - Class A
o        Putnam Voyager Fund - Class A
o        Seligman Growth Fund, Inc. - Class A
o        Templeton Foreign Fund - Class A
o        T. Rowe Price International Stock Fund(R)
o        Warburg Pincus Emerging Growth Fund

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

o        Fidelity Contrafund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER OCTOBER 30, 1997:

o        Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1994:

o        The Bond Fund of America(SM), Inc.

o        The Income Fund of America(R), Inc.
o        The Growth Fund of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACRTS ESTABLISHED ON OR AFTER AUGUST 1, 1993:

o        Delaware Group Decatur Fund, Inc. - Decatur Income Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1987:

o        Fidelity Capital & Income Fund (formerly Fidelity High Income Fund)


The Statement of Additional Information (dated May 3, 1999) which contains additional information about the contracts and the Nationwide DC Variable Account, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference.
The table of contents for the Statement of Additional information is on page 33.


For general information or to obtain FREE copies of the:

o        Statement of Additional Information;
o        prospectus for any underlying mutual fund; and
o        required Nationwide forms,

call:    1-800-545-4730
         TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

The contracts described in this prospectus are marketed primarily to public sector sponsors of non-qualified deferred compensation plans which qualify for tax treatment under Section 457 of the Internal Revenue Code. Many such public sector plan sponsors are members of national civic associations which provide assistance to member entities in establishing non-qualified deferred compensation plans and determining the investment options available under such plans. Acting on the recommendation of these associations, many plan sponsors have determined that their plans will permit investment in some, but not all, of the underlying mutual fund options of the variable account. In such cases, the offering prospectus for the variable account will reflect only those funds which the contract owner/plan sponsor has determined to be available under the plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GROUP FIXED CONTRACT- Nationwide's Group Fixed Fund Retirement contract or Group Fixed Tax Deferred Annuity contract.

INITIAL TRANSFER- The initial amount transferred by a contract owner from an investment product offered by a provider other than Nationwide. The initial transfer is the initial purchase payment under a contract.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT- An account established by Nationwide for each participant. All financial transactions affecting a participant under the contract, other than the purchase and payment of an annuity from the general account of Nationwide, are recorded in the participant's account.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

PARTICIPANT EFFECTIVE DATE- The first date accumulation units are credited to the participant's account on behalf of the participant under the contract.

RETIRED PARTICIPANT- A participant who is receiving payments according to the selected optional retirement income form.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT-Nationwide DC Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............6

EXAMPLE...........................................9

CONDENSED FINANCIAL INFORMATION..................11

FINANCIAL STATEMENTS.............................11

SYNOPSIS OF THE CONTRACTS........................12

NATIONWIDE LIFE INSURANCE COMPANY................13

NATIONWIDE INVESTMENT SERVICES CORPORATION.......13

INVESTING IN THE CONTRACT........................13
     The Variable Account and Underlying
          Mutual Funds

STANDARD ACCOUNT CHARGES AND
     DEDUCTIONS..................................14
     Contingent Deferred Sales Charge
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Premium Taxes

CONTRACT RIGHTS..................................16

OPERATION OF THE CONTRACT........................16
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value -
          Valuing an Accumulation Unit
     Determining Participant Account Value
     Exchange Privilege
     Transfer Requests
     Experience Credits

MODIFICATION OF THE CONTRACT.....................19

CONTRACT SUSPENSION AND TERMINATION..............19

REDEMPTION OF PARTICIPANT ACCOUNTS...............19

RETIREMENT PERIOD................................20
     Additional Purchase Payment Before
          Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Assumed Investment Rate
     Value of an Annuity Unit

DEATH OF PARTICIPANT.............................23
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................24
     Contracts Issued under the New York
          Model Plan

STATEMENTS AND REPORTS...........................24

YEAR 2000 COMPLIANCE ISSUES......................25

LEGAL PROCEEDINGS................................26

ADVERTISING AND SUB-ACCOUNT
     PERFORMANCE SUMMARY.........................27

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION.................................33

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................34


APPENDIX B: CONDENSED FINANCIAL INFORMATION......43





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



SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below may vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments) .................5%

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE CHARGE.........$50

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(1) (as a percentage of average account value) 0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

o premium taxes that may be imposed by the state in which the contract was issued; or

o deductions for management fees and other expenses made by the underlying mutual funds.






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



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                   (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND
                    NET ASSETS AFTER EXPENSE REIMBURSEMENT)

                                                 Management          Other        12b-1      Total Mutual Fund
                                                    Fees           Expenses        Fees          Expenses

American Century International Discovery           1.66%            0.00%          0.00%           1.66%
Fund, Inc. (formerly - Twentieth Century
International Discovery Fund, Inc.) -
Investor Class

American Century: Income & Growth - Investor       0.44%            0.00%          0.50%           0.94%
Class

American Century: Growth (formerly Twentieth       1.00%            0.00%          0.00%           1.00%
Century Growth)

American Century: Ultra (formerly Twentieth        1.00%            0.00%          0.00%           1.00%
Century Ultra)

The Bond Fund of America(SM), Inc.                 0.32%            0.09%          0.25%           0.66%

Delaware Group Decatur Fund, Inc.-Decatur          0.48%            0.22%          0.00%           0.70%
Income Fund

Dreyfus Appreciation Fund, Inc.                    0.55%            0.34%          0.00%           0.89%

Dreyfus Premier Midcap Stock Fund - Class A        1.10%            0.00%          0.25%           1.35%

Dreyfus S&P 500 Index Fund                         0.25%            0.25%          0.00%           0.50%

Dreyfus Third Century Fund, Inc.                   0.75%            0.22%          0.00%           0.97%

Evergreen Income and Growth Fund (formerly         0.97%            0.28%          0.00%           1.25%
Total Return Fund)

Federated Bond Fund - Class F                      0.65%            0.43%          0.00%           1.08%

Federated U.S. Government Securities Fund:         0.40%            0.14%          0.00%           0.54%
2-5 Years - Institutional Shares

Fidelity Advisor Growth Opportunities Fund -       0.46%            0.25%          0.25%           0.96%
Class A

Fidelity Advisor High Yield Fund - Class T         0.58%            0.24%          0.25%           1.07%

Fidelity Asset Manager(TM)                         0.42%            0.17%          0.00%           0.59%

Fidelity Capital & Income Fund (formerly           0.58%            0.23%          0.00%           0.81%
Fidelity High Income Fund)

Fidelity Contrafund                                0.45%            0.16%          0.00%           0.61%

Fidelity Equity-Income Fund                        0.47%            0.20%          0.00%           0.67%

Fidelity Magellan(R)Fund                           0.42%            0.17%          0.00%           0.59%

The Growth Fund of America(R), Inc.                0.35%            0.11%          0.24%           0.70%

The Income Fund of America(R), Inc.                0.28%            0.07%          0.24%           0.59%

INVESCO Dynamics Fund                              0.55%            0.28%          0.25%           1.08%

                                                 Management          Other         12b-1          Total Mutual
                                                    Fees           Expenses         Fees         Fund Expenses

INVESCO Industrial Income Fund, Inc.               0.47%            0.18%           0.25%           0.90%
(formerly Financial Industrial Income Fund,
Inc.)

INVESCO Total Return Fund                          0.58%            0.20%           0.25%           1.03%

Janus Fund                                         0.65%            0.19%           0.00%           0.84%

LifeDesigns Series - The Aggressive                0.50%            0.00%           0.00%           0.50%
Portfolio

LifeDesigns Series - The Conservative              0.50%            0.00%           0.00%           0.50%
Portfolio

LifeDesigns Series - The Moderate Portfolio        0.50%            0.00%           0.00%           0.50%

LifeDesigns Series - The Moderately                0.50%            0.00%           0.00%           .050%
Aggressive Portfolio

LifeDesigns Series - The Moderately                0.50%            0.00%           0.00%           0.50%
Conservative Portfolio

MAS Funds Fixed Income Portfolio                   0.38%            0.10%           0.00%           0.48%

Massachusetts Investors Growth Stock Fund -        0.25%            0.22%           0.32%           0.79%
Class A

MFS(R) Growth Opportunities Fund - Class A         0.42%            0.21%           0.18%           0.81%

MFS(R) High Income Fund - Class A                  0.44%            0.27%           0.30%           1.01%

Morgan Stanley Institutional Fund, Inc. -          0.60%            0.20%           0.25%           1.05%
Equity Growth Portfolio - Class B

Nationwide(R) Fund - Class D                       0.57%            0.12%           0.00%           0.69%

Nationwide(R) Growth Fund - Class D                0.58%            0.19%           0.00%           0.77%

Nationwide(R) Money Market Fund                    0.40%            0.18%           0.00%           0.58%

Nationwide S&P 500(R) Index Fund - Class Y         0.13%            0.34%           0.00%           0.47%

NSAT - Nationwide Small Company Fund               1.00%            0.07%           0.00%           1.07%

Neuberger Berman Partners Trust                    0.85%            0.05%           0.00%           0.90%

Oppenheimer Global Fund/VA - Class A               0.69%            0.23%           0.22%           1.14%

Prestige Balanced Fund - Class Y                   0.25%            0.70%           0.00%           0.95%

Prestige International Fund - Class Y              0.43%            0.82%           0.00%           1.25%

Prestige Large Cap Growth Fund - Class Y           0.35%            0.70%           0.00%           1.05%

Prestige Large Cap Value Fund - Class Y            0.30%            0.70%           0.00%           1.00%

Prestige Small Cap Fund - Class Y                  0.50%            0.70%           0.00%           1.20%

Putnam Investors Fund - Class A                    0.51%            0.19%           0.25%           0.95%

Putnam Voyager Fund - Class A                      0.48%            0.23%           0.25%           0.40%

                                                Management          Other          12b-1          Total Mutual
                                                   Fees           Expenses          Fees         Fund Expenses

Seligman Growth Fund, Inc. - Class A               0.70%            0.23%           0.23%            1.16%

T. Rowe Price International Stock Fund(R)          0.67%            0.18%           0.00%            0.85%

Templeton Foreign Fund  - Class A                  0.61%            0.26%           0.25%            1.12%

Warburg Pincus Emerging Growth Fund                0.90%            0.32%           0.00%            1.22%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                          Management        Other        12b-1       Total Mutual
                                                             Fees         Expenses        Fees       Fund Expenses

Federated Bond Fund - Class F                               0.75%          0.20%          0.00%          0.95%

Federated U.S. Government Securities Fund: 2-5 Years -      0.40%          0.39%          0.00%          0.79%
Institutional Shares

Fidelity Advisor Growth Opportunities Fund - Class A        0.46%          0.26%          0.25%          0.97%

Fidelity Asset Manager                                      0.42%          0.18%          0.00%          0.60%

Fidelity Contrafund                                         0.45%          0.20%          0.00%          0.65%

Fidelity Magellan(R) Fund                                   0.42%          0.17%          0.00%          0.59%

Nationwide S&P 500(R) Index Fund - Class Y                  0.13%          0.61%          0.00%          0.74%

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EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum Variable Account Annual Expense Fee (0.95%). Deductions for premium taxes are not reflected but may apply. The example also reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.



                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the    contract at the end of the
                                        time period              applicable time period        applicable time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

American Century:                77     134    193     354      27    84     143     304     27     84     143     304
International Discovery Fund,
Inc. (formerly Twentieth
Century International
Discovery Fund, Inc.) -
Investor Class

American Century: Income &       67     103    142     250      17    53      92     200     17     59      92     200
Growth - Investor Class

American Century: Growth         70     113    159     284      20    63     109     234     20     63     109     234
(formerly Twentieth Century
Growth)

American Century: Ultra          70     113    159     284      20    63     109     234     20     63     109     234
(formerly Twentieth Century
Ultra)

The Bond Fund of America(SM)     67     102    140     247      17    52      90     197     17     52      90     197
Inc.

Delaware Group Decatur Fund,     67     104    142     251      17    54      92     201     17     54      92     201
Inc. - Decatur Income Fund

Dreyfus Appreciation Fund,       69     110    153     272      19    60     103     222     19     60     103     222
Inc.

Dreyfus Premier Midcap Stock     74     124    177     322      24    74     127     272     24     74     127     272
Fund - Class A

Dreyfus S&P 500 Index Fund       65     97     132     228      15    47      82     178     15     47      82     178

Dreyfus Third Century Fund,      70     112    157     281      20    62     107     231     20     62     107     231
Inc.

Evergreen Income and Growth      73     121    172     311      23    71     122     261     23     71     122     261
Fund (formerly Total Return
Fund)

Federated Bond Fund - Class F    71     116    163     293      21    66     113     243     21     66     113     243

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EXAMPLE (CONTINUED)

                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the    contract at the end of the
                                        time period              applicable time period        applicable time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

Federated U. S. Government       66     99     134     233      16    49     84      183     16     49      84     183
Securities Fund: 2-5 Years -
Institutional Shares

Fidelity Advisor Growth          70     112    156     280      20    62    106      230     20     62     106     230
Opportunities Fund - Class A

Fidelity Advisor High Yield      71     115    162     292      21    65    112      242     21     65     112     242
Fund - Class T

Fidelity Asset Manager(TM)       68     105    145     256      18    55     95      206     18     55      95     206

Fidelity Capital & Income        68     107    148     263      18    57     98      213     18     57      98     213
Fund (formerly Fidelity High
Income Fund)

Fidelity Contrafund              66     101    138     241      16    51     88      191     16     51      88     191

Fidelity Equity-Income Fund      67     103    141     248      17    53     91      198     17     53      91     198

Fidelity Magellan(R) Fund        66     100    137     239      16    50     87      189     16     50      87     189

The Growth Fund of America(R)    67     104    142     251      17    54     92      201     17     54      92     201
Inc.

The Income Fund of America(R)    66     100    153     273      19    60    103      223     19     60     103     223

INVESCO Dynamics Fund            71     116    163     293      21    66    113      243     21     66     113     243

INVESCO Industrial Income        69     110    153     273      19    60    103      223     19     60     103     223
Fund, Inc. (formerly
Financial Industrial Income
Fund, Inc.)

INVESCO Total Return Fund        71     114    160     287      21    64    110      237     21     64     110     237

Janus Fund                       69     108    150     267      19    58    100      217     19     58     100     217

MAS Funds Fixed Income           65      97    131     226      15    47     81      176     15     47      81     176
Portfolio

Massachusetts Investors          68     107    147     261      18    57     97      211     18     57      97     211
Growth Stock Fund - Class A

MFS(R) Growth Opportunities      68     107    148     263      18    57     98      213     18     57      98     213
Fund - Class A

MFS(R) High Income Fund - Class  71     114    159     285      21    64    109      235     21     64     109     235
A

Morgan Stanley Institutional     71     115    161     290      21    65    111      240     21     65     111     240
Fund, Inc. -  Equity Growth
Portfolio - Class B

                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the    contract at the end of the
                                        time period              applicable time period        applicable time period


Nationwide(R) Fund - Class D     67     103    142     250      17    53      92     200     17     53      92     200

Nationwide(R) Growth Fund -      68     106    146     259      18    56      96     209     18     56      96     209
Class D

Nationwide(R) Money Market Fund  66     100    136     238      16    50      86     188     16     50      86     188

Nationwide S&P 500(R) Index      65      96    130     225      15    46      80     175     15     46      80     175
Fund - Class Y

NSAT - Nationwide Small          71     114    160     287      21    64     110     237     21     64     110     237
Company Fund

Neuberger Berman Partners        68     107    148     262      18    57      98     212     18     57      98     212
Trust

Oppenheimer Global Fund/VA -     72     118    166     299      22    68     116     249     22     68     116     249
Class A

Prestige Balanced Fund -         70     112    156     279      20    62     106     229     20     62     106     229
Class Y

Prestige International Fund -    73     121    172     311      23    71     122     261     23     71     122     261
Class Y

Prestige Large Cap Growth        71     115    161     290      21    65     111     240     21     65     111     240
Fund - Class Y

Prestige Large Cap Value Fund    70     113    159     284      20    63     109     234     20     63     109     234
- Class Y

Prestige Small Cap Fund -        73     120    169     306      23    70     119     256     23     70     119     256
Class Y

Putnam Investors Fund - Class    70     112    156     279      20    62     106     229     20     62     106     229
A

Putnam Voyager Fund - Class A    70     112    156     280      20    62     106     230     20     62     106     230

Seligman Growth Fund, Inc. -     72     118    167     301      22    68     117     251     22     68     117     251
Class A

T. Rowe Price International      69     108    151     268      19    58     101     218     19     58     101     218
Stock Fund(R)

Templeton Foreign Fund -         72     117    165     297      22    67     115     247     22     67     115     247
Class A

Warburg Pincus Emerging          73     120    170     308      23    70     120     258     23     70     120     258
Growth Fund



CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each sub-account reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS

Group Flexible Fund Retirement Contracts are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. The plans generally will qualify for favorable tax treatment under Sections 401, 403(b), or 457 of the Internal Revenue Code, but may also include other non-qualified deferred compensation plans. Contracts are issued only to employers who are exempt from taxation to fund deferred compensation plans. Employees generally are not subject to federal income tax on amounts deferred under these plans until distributions are received from the plan.

Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.

Plans established after August 20, 1996 by a state, or any political subdivision of a state, must hold the assets and income of the plan in trust for the exclusive benefit of the participants and beneficiaries of the plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans in existence on August 20, 1996 must be amended prior to January 1, 1999 to satisfy these trust and exclusive benefit requirements to continue to receive favorable tax treatment.

For these Plans, Nationwide issues a single group contract to the contract owner, covering all present and future participating employees. Nationwide provides a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate sets forth the benefits to which the recipient is entitled. And if legally required, Nationwide provides a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contracts. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contracts strive to provide each participant with:

o an initial retirement income payment, reflecting cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years), and

o subsequent retirement income payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contracts strive to achieve their goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contracts to accumulated amounts in participant accounts. These accumulated amounts reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participants' retirement income payments are directly affected by their investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments made at any time by or on behalf of any participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contracts. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 per year (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum of 0.95% of the daily average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. This fee is negotiable and varies from contract to contract to reflect unique plan characteristics.

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitization date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 10, 1974 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD ACCOUNT CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a re-negotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a re-negotiated contract may decrease, but under no circumstances will they increase.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

If part or all of the contract value representing participant accounts that have been established under the contract and held in the variable account for less than 16 years is surrendered, a CDSC, when it is applicable, can be assessed by Nationwide. The CDSC will not exceed 5% of purchase payments surrendered.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

No CDSC will be assessed against distributions paid as:

o        any life income payment option;

o designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of benefit payments; and

o        a single-sum or periodic payment resulting from a participant's death.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE VARIABLE ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to an maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

   1)  plan size;

   2)  the number of eligible employees;

   3)  the number of plan participants;

   4)  demographics of the plan participants;

   5)  general economic conditions;

   6) the varying costs associated with the underlying mutual funds that are offered in the contract;

   7)  the type of contract (e.g. allocated vs. unallocated);

   8)  distribution costs;

   9)  any recovery of credits on initial transfers; and

   10) other factors Nationwide deems relevant.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;

(2) annuitization; or

(3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACTS RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned except to accommodate a change in state or federal law.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o  New Year's Day                  o  Independence Day
o  Martin Luther King, Jr. Day     o  Labor Day
o  Presidents Day                  o  Thanksgiving
o  Good Friday                     o  Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

(1) trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and participant would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a)   is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on which contract features a plan has chosen.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain Plans may impose limitations of participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract. If the contract owner elects an exchange privilege, there is no charge for exchanges.

TRANSFER REQUESTS

In addition to submitting exchange requests in writing, the participant also may make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

If Nationwide receives the transfer request before the end of a valuation date, the transfer will receive the accumulation unit values of that date. However, if Nationwide receives the transfer request after the close of business on a valuation date, the transfer will receive the next valuation date's accumulation unit value.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased, if negotiated, upon notice to the contract owner:

o        Contingent Deferred Sales Charge

o        Participant Account Maintenance Charge

o        Variable Account Annual Expense Fee

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

   a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan; or

   b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay the contract owner the value of the contract, in accordance with the terms of the contract. This amount is subject to applicable charges including CDSC.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before retirement income payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under the contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

   (1)   the New York Stock Exchange is closed;

   (2)   trading on the New York Stock Exchange is restricted;

   (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

   (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value could be affected since the contract owner and participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase retirement income payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before retirement income payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract funded by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

1)   payments for a designated period;

2)   payments of a designated amount;

3)   life income with payment certain; or

4)   joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for retirement income payments to begin on the date and under the retirement options set forth in the plan. At least one month before retirement income payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

   Option A1: Payments for a Designated Period

   Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

     (a) is the accumulation unit value on the day the payment is made; and

     (b) is the number of accumulation units applied under this option divided by the number of payments selected.

   Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

   If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

   Option A2: Payments of a Designated Amount

   Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of retirement income payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

o        the mortality tables specified in the contract;

o        the adjusted age of the retired participant;

o        the type of retirement income payment option(s) selected; and

o in the case of variable payments, the investment performance of the specific sub-accounts elected.

   Option B1: Life Income with Payment Certain

   Payments will be made at least annually during a participant's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the participant dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

   Option B2: Joint and Survivor Life Income

   Payments will be made monthly during the joint lifetime of a designated annuitant and a named beneficary. Payments will be made as long as either of the two is living. If the annuitant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the designated annuitant, payments will continue at 100% to the designated annuitant.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of retirement income payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternate assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of retirement income payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent years' variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Years' Payments

To determine the payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of the retirement income payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning retirement income payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

1)   receives and verifies the participant's death; and

2)   verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

1)   as a lump sum; or

2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement income payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Consult a financial adviser, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

o References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

o The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated.

o All references to Life Retirement Income Forms A1, A2, B1 and B2 throughout this prospectus shall mean Option 1, Option 2, Option 3, and Option 4, respectively.

o All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide (or a designee) will provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity for the variable account at least semi-annually. Nationwide will also provide annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages.

Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not a party to any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund, NSAT - Money Market Fund, and the Dreyfus Cash Management Fund - Class A. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   o precious metals;
   o real estate;
   o stocks and bonds;
   o closed-end funds;
   o bank money market deposit accounts and passbook savings;
   o CDs; and
   o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   o S&P 500;
   o Shearson/Lehman Intermediate Government/Corporate Bond Index;
   o Shearson/Lehman Long-Term Government/Corporate Bond Index;
   o Donoghue Money Fund Average;
   o U.S. Treasury Note Index;
   o Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   o Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   o Lipper Analytical Services, Inc.,
   o CDA/Wiesenberger,
   o Morningstar,
   o Donoghue's,
   o magazines such as:
     --  Money;
     --  Forbes;
     --  Kiplinger's Personal Finance Magazine;
     --  Financial World;
     --  Consumer Reports;
     --  Business Week;
     --  Time;
     --  Newsweek;
     --  National Underwriter; and
     --  News and World Report;
   o LIMRA;
   o Value;
   o Best's Agent Guide;
   o Western Annuity Guide;
   o Comparative Annuity Reports;
   o Wall Street Journal;
   o Barron's;
   o Investor's Daily;
   o Standard & Poor's Outlook; and
   o Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN MONEY MARKET FUND


                                               CURRENT YIELD                       EFFECTIVE YIELD
           SERIES OPTION                   PERIOD ENDING 12/31/98               PERIOD ENDING 12/31/98

Dreyfus Cash Management Fund -                     1.90%                                1.91%
Class A

Nationwide(R)Money Market Fund                     3.74%                                3.80%

NSAT-Money Market Fund                             3.87%                                3.95%


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (OTHER THAN MONEY MARKET FUNDS)

                                                                                              10 YEARS OR
                                                                                               DATE FUND
                                                                                              AVAILABLE IN
                                                                                              THE VARIABLE
                                                                   1 YEAR        5 YEARS        ACCOUNT
                        SERIES OPTION                            TO 12/31/98   TO 12/31/98    TO 12/31/98

American Century: International Discovery Fund, Inc. -              N/A            N/A           74.80%
Investor Class

American Century: Income & Growth - Investor Fund                   N/A            N/A           92.81%

American Century: Growth                                           25.48%         12.82%         14.53%

American Century: Ultra                                            23.27%         13.96%         13.67%

The Bond Fund of America(SM), Inc.                                 -5.79%         -0.50%          3.65%

Delaware Group Decatur Fund, Inc. - Decatur Income Fund            -0.95%         11.89%          9.72%

Dreyfus Appreciation Fund, Inc.                                     N/A            N/A           69.51%

Dreyfus Premier Midcap Stock Fund - Class A                         N/A            N/A          148.72%

Dreyfus S&P 500 Index Fund                                         16.87%          N/A           21.38%

Dreyfus Third Century Fund, Inc.                                   18.94%         15.14%          9.28%

Evergreen Income and Growth Fund                                  -11.40%          3.58%          5.04%

Federated Bond Fund - Class F                                       N/A            N/A            4.96%

Federated U. S. Government Securities Fund: 2-5 Years -            -2.92%         -1.22%         -1.75%
Institutional Shares

Fidelity Advisor Growth Opportunities Fund - Class A                N/A            N/A           81.44%

Fidelity Advisor High Yield Fund - Class T                          N/A            N/A           34.55

Fidelity Asset Manager(TM)                                          5.00%          5.19%          4.65%

Fidelity Capital & Income Fund                                     -6.18%          1.37%          5.56%

Fidelity Contrafund                                                20.28%         15.61%         16.19%

Fidelity Equity-Income Fund                                         1.46%         12.53%         10.53%

Fidelity Magellan(R) Fund                                          22.36%         14.35%         13.60%

The Growth Fund of America(R) Inc.                                 20.53%         17.41%         11.27%

The Income Fund of America(R)                                      -1.57%          7.84%          8.62%

INVESCO Dynamics Fund                                               N/A            N/A          225.01%

INVESCO Industrial Income Fund, Inc. (formerly Financial            3.05%          9.21%          9.53%
Industrial Income Fund, Inc.)

INVESCO Total Return                                                N/A            N/A            9.30%

Janus Fund                                                         27.58%         14.99%         13.79%

LifeDesigns Series -  The Aggressive Portfolio                      N/A            N/A            5.90%

                                                                                              10 YEARS OR
                                                                                               DATE FUND
                                                                                              AVAILABLE IN
                                                                                              THE VARIABLE
                                                                   1 YEAR        5 YEARS        ACCOUNT
                        SERIES OPTION                            TO 12/31/98   TO 12/31/98    TO 12/31/98

LifeDesigns Series -  The Conservative Portfolio                    N/A            N/A             1.44%

LifeDesigns Series -  The Moderate Portfolio                        N/A            N/A             5.23%

LifeDesigns Series -  The Moderately Aggressive Portfolio           N/A            N/A             4.97%

LifeDesigns Series -  The Moderately Conservative                   N/A            N/A             3.73%

MAS Funds Fixed Income Portfolio                                   -4.10%          N/A             1.58%

Massachusetts Investors Growth Stock Fund - Class A                28.68%         18.70%          17.28%

MFS(R) Growth Opportunities Fund - Class A                         17.95%         13.98%          11.88%

MFS(R) High Income Fund - Class A                                  -9.68%          1.08%           3.53%

Morgan Stanley Institutional Fund, Inc. - Equity Growth             N/A            N/A           105.94%
Portfolio - Class B

Nationwide(R) Fund - Class D                                       19.11%         18.20%          14.33%

Nationwide(R) Growth Fund - Class D                                12.58%         12.86%           9.82%

Nationwide(R) Money Market Fund                                    -5.87%         -2.26%          -1.30%

Nationwide S&P 500(R) Index Fund                                    N/A            N/A            87.19%

NSAT - Small Company Fund                                           N/A            N/A            -9.15%

Neuberger Berman Partners Trust                                     N/A            N/A            26.39%

Oppenheimer Global Fund/VA - Class A                                N/A            N/A           105.60%

Prestige Balanced Fund                                              N/A            N/A            46.53%

Prestige International Fund                                         N/A            N/A            84.97%

Prestige Large Cap Growth Fund                                      N/A            N/A           159.56%

Prestige Large Cap Value Fund                                       N/A            N/A            34.00%

Prestige Small Cap Fund                                             N/A            N/A            82.70%

Putnam Investors Fund - Class A                                    24.24%         18.12%          15.64%

Putnam Voyager Fund - Class A                                      12.88%         13.98%          16.07%

Seligman Growth Fund, Inc. - Class A                               23.96%         12.73%          12.83%

T. Rowe Price International Stock Fund(R)                           5.04%          1.94%           3.80%

Templeton Foreign Fund -                                          -15.25%         -0.94%           4.31%
Class A

Warburg Pincus Emerging Growth Fund                                 N/A            N/A            -4.10%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable CDSC).

                                                                                                         10 YEARS OR
                                                                                                          DATE FUND
                                                                                                        WAS EFFECTIVE
                                                                                                         TO 12/31/98
                                                                           1 YEAR          5 YEARS
                           SERIES OPTION                                 TO 12/31/98     TO 12/31/98

American Century: International Discovery Fund, Inc. - Investor            16.25%            N/A            15.96%
Class

American Century: Income & Growth - Investor Class                         25.97%           22.17%          20.95%

American Century: Growth                                                   34.98%           17.68%          17.35%

American Century: Ultra                                                    32.77%           18.59%          22.65%

The Bond Fund of America(SM), Inc.                                          3.67%            5.13%           7.80%

Delaware Group Decatur Fund, Inc. - Decatur Income Fund                     8.55%           16.39%           N/A

Dreyfus Appreciation Fund, Inc.                                            29.11%           23.06%          17.11%

Dreyfus Premier Midcap Stock Fund - Class A                                 7.09%             N/A           18.87%

Dreyfus S&P 500 Index Fund                                                 26.37%           21.82%          15.70%

Dreyfus Third Century Fund, Inc.                                           28.44%           19.78%          15.40%

Evergreen Income and Growth Fund                                           -2.23%            8.78%           9.15%

Federated Bond Fund - Class F                                               4.12%            6.01%           8.46%

Federated U. S. Government Securities Fund: 2-5 Years -                     6.58%            4.49%           6.43%
Institutional Shares

Fidelity Advisor Growth Opportunities Fund - Class A                       22.54%           19.30%          18.82%

Fidelity Advisor High Yield Fund - Class T                                 -1.90%            7.35%          11.62%

Fidelity Asset Manager(TM)                                                 14.50%           10.53%          12.55%

Fidelity Capital & Income Fund                                              3.26%            6.83%           9.74%

Fidelity Contrafund                                                        29.78%           20.04%          22.65%

Fidelity Equity-Income Fund                                                10.96%           17.00%          14.26%

Fidelity Magellan(R) Fund                                                  31.86%           18.93%          18.49%

The Growth Fund of America(R) Inc.                                         30.03%           18.49%          16.49%

The Income Fund of America(R)                                               7.93%           12.66%          12.48%

INVESCO Dynamics Fund                                                      21.59%           17.46%          18.55%

INVESCO Industrial Income Fund, Inc. (formerly Financial Industrial        12.55%           14.05%          15.44%
Income Fund, Inc.)

INVESCO Total Return Fund                                                  12.06%           14.71%          13.12%

Janus Fund                                                                 37.08%           19.59%          19.04%

MAS Funds Fixed Income Portfolio                                            5.40%            5.71%           8.36%

Massachusetts Investors Growth Stock Fund - Class A                        38.18%           23.37%          20.22%

MFS(R) Growth Opportunities Fund - Class A                                 27.45%           18.58%          15.34%

MFS(R) High Income Fund - Class A                                          -0.43%            6.45%           8.11%

Morgan Stanley Institutional Fund, Inc. -  Equity Growth Portfolio         17.14%            N/A            25.05%
- Class B

LifeDesigns Series -  The Aggressive Portfolio                              N/A              N/A            15.90%

LifeDesigns Series -  The Conservative Portfolio                            N/A              N/A            11.44%

LifeDesigns Series -  The Moderate Portfolio                                N/A              N/A            15.23%

LifeDesigns Series -  The Moderately Aggressive Portfolio                   N/A              N/A            14.97%

LifeDesigns Series -  The Moderately Conservative                           N/A              N/A            13.73%

Nationwide(R) Fund - Class D                                               28.61%           22.57%          17.52%

Nationwide(R) Growth Fund - Class D                                        22.08%           17.41%          13.64%

Nationwide(R) Money Market Fund                                             3.58%            3.42%           3.83%

Nationwide S&P 500(R) Index Fund                                            N/A              N/A            95.06%

NSAT - Nationwide Small Company Fund                                       -0.45%            N/A            15.71%

Neuberger Berman Partners Trust                                             4.77%           16.66%          14.81%

Oppenheimer Global Fund/VA - Class A                                       11.14%           11.25%          12.93%

Prestige Balanced Fund                                                      N/A              N/A            50.56%

                                                                                                          10 YEARS OR
                                                                                                           DATE FUND
                                                                                                         WAS EFFECTIVE
                                                                                                          TO 12/31/98
                                                                           1 YEAR           5 YEARS
                            SERIES OPTION                                TO 12/31/98      TO 12/31/98

Prestige International Fund                                                 N/A               N/A           37.31%

Prestige Large Cap Growth Fund                                              N/A               N/A          137.41%

Prestige Large Cap Value Fund                                               N/A               N/A           38.69%

Prestige Small Cap Fund                                                     N/A               N/A           62.90%

Putnam Investors Fund - Class A                                            33.74%           22.55%          18.73%

Putnam Voyager Fund - Class A                                              22.38%           18.41%          18.91%

Seligman Growth Fund, Inc. - Class A                                       33.46%           17.49%          16.00%

T. Rowe Price International Stock Fund(R)                                  14.54%            7.38%           9.05%

Templeton Foreign Fund - Class A                                           -6.29%            4.50%           9.24%

Warburg Pincus Emerging Growth Fund                                         4.32%           13.76%          15.11%

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE WHEN THE CONTRACTS ARE ISSUED TO 457 DEFERRED COMPENSATION PLANS.

AMERICAN CENTURY: INTERNATIONAL DISCOVERY FUND (FORMERLY AMERICAN CENTURY - TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND - INVESTOR CLASS)

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. Due to the significant risks associated with the Fund's investment strategy, an investment in the Fund may not be appropriate for all investors. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS GROWTH

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH (FORMERLY AMERICAN CENTURY: TWENTIETH CENTURY GROWTH)

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA (FORMERLY AMERICAN CENTURY: TWENTIETH CENTURY ULTRA)

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS S&P 500 INDEX FUND

The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS THIRD CENTURY FUND, INC.

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND (FORMERLY EVERGREEN TOTAL RETURN FUND)

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Advisers serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ASSET MANAGER(TM)

The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY GROWTH & INCOME PORTFOLIO

The investment objective of the Portfolio is to seek high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser

INVESCO INDUSTRIAL INCOME FUND, INC. (FORMERLY FINANCIAL INDUSTRIAL INCOME FUND, INC.)

The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS FUND

The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     - THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

     - THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

     - THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

     - THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

     - THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY MFS(R) CAPITAL DEVELOPMENT
FUND)

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.


MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.


MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - PRIME SHARES

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - CLASS Y

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and to reduce market risk and volatility.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND/VA - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS Y

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS Y

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS Y

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.
J. & W. Seligman & Co.,

Incorporated serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND

The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN (R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

THE GROWTH FUND OF AMERICA(R), INC.

The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND

The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY FIDELITY HIGH INCOME FUND)

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

Effective on and after May 1, 1991, Nationwide shall no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account. However, contract values held in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account as of May 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participants directs Nationwide to invest in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund sub-account.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the variable account which were purchased from February 1, 1991 to May 1,1991 shall be paid by Nationwide from surplus and shall not be paid, directly or indirectly, by contract owners, participants or the variable account.

APPENDIX B


The information shown below illustrates different accumulation unit values for each tier (current as of December 31 of the preceding year.) Additional information is maintained in the Statement of Additional Information for this prospectus. A Statement of Additional Information, as well as specific information concerning the accumulation unit values for any particular plan, may be obtained by calling Nationwide at 1-800-545-4730 or by writing to P.O. Box 16766, Columbus, Ohio 43216.


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

TIER I*
VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.95%

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR

American Century: Growth             5.842997              7.915964               9,702,654             1998
Fund (formerly
Twentieth Century                    4.562802              5.842997              23,886,079             1997
Growth)                              4.005400              4.562802              12,224,812             1996
                                     3.359891              4.005400              37,335,163             1995
                                     3.443124              3.359891              41,134,943             1994
                                     3.350122              3.443124              51,977,134             1993
                                     3.533694              3.350122              58,356,370             1992
                                     2.110582              3.533694              53,923,483             1991
                                     2.216085              2.110582              67,311,152             1990
                                     1.562983              2.216085              49,896,477             1989

American Century: Ultra Fund         2.524538              3.364568              70,804,264             1998
(formerly
Twentieth Century                    2.069865              2.524538             132,438,228             1997
Ultra)                               1.835553              2.069865              70,399,683             1996
                                     1.345904              1.835553             105,140,475             1995
                                     1.409710              1.345904              88,713,416             1994
                                     1.168340              1.409710              68,551,255             1993
                                     1.164722              1.168340              33,483,411             1992
                                     1.000000              1.164722                  11,412             1991

The Bond Fund                        2.332586              2.429862               4,103,842             1998
of America(SM), Inc.                 2.155739              2.332586               5,345,075             1997
                                     2.039710              2.155739               3,518,054             1996
                                     1.741422              2.039710               7,434,474             1995
                                     1.850918              1.741422               7,880,903             1994
                                     1.637181              1.850918               8,560,956             1993
                                     1.484255              1.637181               6,077,266             1992
                                     1.238222              1.484255               5,128,071             1991
                                     1.208717              1.238222               5,102,901             1990
                                     1.109668              1.208717               3,105,875             1989

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR

Delaware Group                       2.935219              3.200994                  68,865             1998
Decatur Fund, Inc. -                 2.280210              2.935219                  96,261             1997
Decatur Income Fund                  1.910384              2.280210                  78,578             1996
Institutional Class                  1.449372              1.910384                 100,636             1995
                                     1.473401              1.449372                 104,006             1994
                                     1.289480              1.473401                 281,500             1993
                                     1.196471              1.289480                 162,528             1992
                                     0.991871              1.196471                 106,856             1991
                                     1.142606              0.991871                  16,158             1990
                                     1.000000              1.142606                       0             1989

Dreyfus                              3.532278              4.554448                  42,486             1998
Third Century                        2.756438              3.532278              10,221,038             1997
Fund, Inc.                           2.238323              2.756438               3,824,949             1996
                                     1.663803              2.238323               6,501,520             1995
                                     1.814915              1.663803               6,965,653             1994
                                     1.740666              1.814915               8,765,880             1993
                                     1.723855              1.740666               9,137,872             1992
                                     1.259983              1.723855               5,165,976             1991
                                     1.228377              1.259983               4,118,236             1990
                                     1.057519              1.228377               1,659,197             1989

Dreyfus S&P 500 Index                1.217658              2.683847                  45,862             1998
Fund                                 1.000000              1.217658              15,653,811             1997

Evergreen                            2.422617              2.380651                 713,985             1998
Income and Growth                    1.947502              2.422617               1,909,226             1997
Fund Class Y (formerly               1.741651              1.947502               1,146,375             1996
Evergreen Total                      1.419467              1.741651               3,257,653             1995
Return Fund)                         1.531292              1.419467               4,439,096             1994
                                     1.368966              1.531292               7,948,202             1993
                                     1.256090              1.368966               6,846,744             1992
                                     1.031024              1.256090               7,328,719             1991
                                     1.110904              1.031024              13,632,891             1990
                                     0.959913              1.110904              10,256,138             1989

Federated U.S.                       1.214470              1.300471               2,986,605             1998
Government                           1.144380              1.214470               2,077,904             1997
Securities                           1.115461              1.144380               1,214,422             1996
Fund: 2-5 Years -                    0.991595              1.115461               1,877,483             1995
Institutional Shares                 1.020623              0.991595               1,280,899             1994
                                     1.000000              1.020623                 696,793             1993

Fidelity Asset                       1.517270              1.744805               3,453,740             1998
Manager(TM)                          1.252704              1.517270               4,375,583             1997
                                     1.121926              1.252704               2,611,685             1996
                                     0.958564              1.121926               5,838,128             1995
                                     1.036089              0.958564               3,916,306             1994
                                     1.000000              1.036089                  79,714             1993

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
              FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD        YEAR

Fidelity Capital                     4.654233              4.829318                  86,372             1998
& Income Fund (formerly              4.096488              4.654233                 294,820             1997
Fidelity High Income Fund)           3.712491              4.096488                 125,230             1996
                                     3.210584              3.712491                 463,343             1995
                                     3.397953              3.210584                 561,985             1994
                                     2.746533              3.397953                 925,953             1993
                                     2.165417              2.746533               1,032,492             1992
                                     1.684020              2.165417               1,471,867             1991
                                     1.768220              1.684020               4,160,164             1990
                                     1.843890              1.768220               4,943,976             1989

Fidelity                             2.509557              3.269491              67,920,295             1998
Contrafund                           2.059778              2.509557              99,795,570             1997
                                     1.705419              2.059778              56,288,590             1996
                                     1.263308              1.705419              62,585,233             1995
                                     1.289799              1.263308              40,927,857             1994
                                     1.072342              1.289799              14,514,807             1993
                                     1.000000              1.072342                 186,872             1992

Fidelity                             6.900916              7.691828              17,905,060             1998
Equity-Income                        5.359692              6.900916              42,604,023             1997
Fund                                 4.471070              5.359692              18,493,235             1996
                                     3.424310              4.471070              35,553,370             1995
                                     3.448520              3.424310              34,056,352             1994
                                     2.869860              3.448520              41,743,016             1993
                                     2.526472              2.869860              36,410,831             1992
                                     1.971024              2.526472              40,239,204             1991
                                     2.314450              1.971024              65,533,870             1990
                                     1.968876              2.314450              62,489,636             1989

Fidelity Magellan(R)                 2.398961              3.175365              49,762,526             1998
Fund                                 1.913110              2.398961              95,356,893             1997
                                     1.729361              1.913110              56,756,036             1996
                                     1.275955              1.729361              92,049,788             1995
                                     1.311856              1.275955              68,044,510             1994
                                     1.062405              1.311856              43,203,753             1993
                                     1.000000              1.062405              10,591,374             1992

The Growth                           3.382686              4.415588               2,635,898             1998
Fund of                              2.691979              3.382686               4,016,452             1997
America(R), Inc.                     2.366626              2.691979               2,478,693             1996
                                     1.840658              2.366626               6,716,573             1995
                                     1.857739              1.840658               5,646,915             1994
                                     1.638011              1.857739               5,353,392             1993
                                     1.539692              1.638011               3,840,212             1992
                                     1.144684              1.539692               1,551,711             1991
                                     1.205372              1.144684                 105,320             1990
                                     1.000000              1.205372                       0             1989

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR

The Income                           2.614863              2.835318               4,569,474             1998
Fund of                              2.160929              2.614863               7,017,085             1997
America(R), Inc.                     1.893327              2.160929               5,291,391             1996
                                     1.480756              1.893327               8,645,811             1995
                                     1.533299              1.480756               7,829,528             1994
                                     1.357846              1.533299               7,258,704             1993
                                     1.223786              1.357846               3,016,773             1992
                                     0.998504              1.223786                 631,336             1991
                                     1.000000              0.998504                       0             1990

INVESCO                              2.102364              2.376817               7,930,211             1998
Industrial                           1.678513              2.102364              10,884,376             1997
Income Fund, Inc. (formerly          1.451889              1.678513               7,428,110             1996
Financial Industrial Income          1.151056              1.451889              10,632,818             1995
Fund, Inc.)                          1.208959              1.151056               8,239,738             1994
                                     1.045472              1.208959               3,039,640             1993
                                     1.000000              1.045472                  17,289             1992

Janus Worldwide Fund                 1.000000              1.241260                 931,009             1998

MAS Funds Fixed                      1.335173              1.413926               2,982,430             1998
Income Portfolio                     1.229760              1.335173               1,990,827             1997
                                     1.156444              1.229760                 718,247             1996
                                     0.980782              1.156444                 366,064             1995
                                     1.000000              0.980782                  31,751             1994

Massachusetts                       15.968069             22.143725                 164,187             1998
Investors Growth                    10.880822             15.968069                 450,089             1997
Stock Fund -                         8.942612             10.880822                 164,786             1996
Class A                              7.034148              8.942612                 551,377             1995
                                     7.613442              7.034148                 604,020             1994
                                     6.714892              7.613442                 891,831             1993
                                     6.368639              6.714892                 914,534             1992
                                     4.352449              6.368639               1,056,566             1991
                                     4.612779              4.352449               1,577,501             1990
                                     3.430876              4.612779               1,393,742             1989

MFS(R) Growth                        9.012670             11.531693                 419,655             1998
Opportunities                        7.380232              9.012670               3,078,940             1997
Fund - Class A                       6.114190              7.380232                 843,158             1996
                                     4.589533              6.114190               3,824,999             1995
                                     4.834037              4.589533               4,635,532             1994
                                     4.200054              4.834037               9,303,110             1993
                                     3.936838              4.200054              10,600,796             1992
                                     3.246855              3.936838              13,413,614             1991
                                     3.427388              3.246855              23,047,089             1990
                                     2.692907              3.427388              24,300,466             1989

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
MFS(R) High                          6.168371              6.172749                 146,644             1998
Income                               5.518160              6.168371                 633,922             1997
Fund -                               4.949752              5.518160                 164,395             1996
Class A                              4.265493              4.949752                 806,763             1995
                                     4.422523              4.265493                 877,250             1994
                                     3.739642              4.422523               1,068,154             1993
                                     3.225557              3.739642               1,036,507             1992
                                     2.186959              3.225557               1,186,991             1991
                                     2.651605              2.186959               2,159,639             1990
                                     2.731036              2.651605               2,739,257             1989

Nationwide(R)                       20.697282             26.722904                 266,191             1998
Fund - Class D                      14.964379             20.697282               3,635,254             1997
                                    12.191058             14.964379               1,316,219             1996
                                     9.468045             12.191058               2,905,460             1995
                                     9.502760              9.468045               3,036,527             1994
                                     8.985447              9.502760               3,690,273             1993
                                     8.810680              8.985447               4,218,392             1992
                                     6.830443              8.810680               3,906,633             1991
                                     6.875188              6.830443               3,792,110             1990
                                     5.187286              6.875188               2,756,965             1989

Nationwide(R)                        3.854877              4.725203                 945,925             1998
Growth Fund - Class D                3.083008              3.854877               2,582,538             1997
                                     2.667201              3.083008               1,156,065             1996
                                     2.092009              2.667201               3,668,270             1995
                                     2.081399              2.092009               3,759,425             1994
                                     1.887524              2.081399               5,928,120             1993
                                     1.792687              1.887524               5,747,753             1992
                                     1.330199              1.792687               5,108,711             1991
                                     1.452973              1.330199               7,279,598             1990
                                     1.276112              1.452973               4,762,338             1989

Nationwide(R)                        3.003821              3.126448                 239,031             1998
Money Market                         2.884848              3.003821              18,830,414             1997
Fund***                              2.774433              2.884848               7,935,176             1996
                                     2.654661              2.774433              20,350,850             1995
                                     2.583387              2.654661              18,028,497             1994
                                     2.542721              2.583387              20,122,594             1993
                                     2.487178              2.542721              22,067,362             1992
                                     2.377082              2.487178              33,612,374             1991
                                     2.224557              2.377082              48,721,235             1990
                                     2.062504              2.224557              43,599,432             1989

Putnam                              18.110411             24.311753                 571,765             1998
Investors                           13.594501             18.110411               2,476,574             1997
Fund -                              11.305164             13.594501                 713,005             1996
Class A                              8.297318             11.305164               3,422,356             1995
                                     8.652501              8.297318               3,674,131             1994
                                     7.410567              8.652501               4,311,483             1993
                                     6.934213              7.410567               4,294,647             1992
                                     5.445269              6.934213               4,745,398             1991
                                     5.654203              5.445269               6,112,297             1990
                                     4.262206              5.654203               5,893,052             1989

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
Putnam Voyager                       3.837109              4.715165              25,813,706             1998
Fund - Class A                       3.074879              3.837109              35,911,119             1997
                                     2.752130              3.074879              18,151,250             1996
                                     1.982311              2.752130              21,036,155             1995
                                     1.992379              1.982311              14,803,070             1994
                                     1.698751              1.992379              11,820,145             1993
                                     1.563079              1.698751               7,640,204             1992
                                     1.049811              1.563079               4,622,048             1991
                                     1.000000              1.049811                 290,518             1990

Seligman                            12.541848             16.801408                  87,555             1998
Growth                              10.720312             12.541848                 227,045             1997
Fund, Inc. -                         8.934609             10.720312                 105,249             1996
Class A                              7.020585              8.934609                 277,527             1995
                                     7.370495              7.020585                 299,685             1994
                                     6.989639              7.370495                 513,220             1993
                                     6.340967              6.989639                 555,163             1992
                                     4.611005              6.340967                 685,494             1991
                                     4.910683              4.611005                 977,515             1990
                                     3.714452              4.910683                 916,525             1989

T. Rowe Price                        1.843420              2.120702               7,543,129             1998
International                        1.812062              1.843420              16,365,466             1997
Stock Fund(R)                        1.577274              1.812062               8,220,403             1996
                                     1.429428              1.577274              22,425,072             1995
                                     1.454045              1.429428              18,673,315             1994
                                     1.047655              1.454045              11,658,962             1993
                                     1.095728              1.047655               4,370,293             1992
                                     0.954695              1.095728               2,239,924             1991
                                     1.000000              0.954695                 441,232             1990

Templeton                            1.874393              1.765910                       0             1998
Foreign                              1.774294              1.874393              43,044,777             1997
Fund - Class A                       1.518092              1.774294              27,327,650             1996
                                     1.378759              1.518092              32,915,364             1995
                                     1.387073              1.378759              25,358,639             1994
                                     1.023491              1.387073               6,636,629             1993
                                     1.000000              1.023491                       0             1992

*For Plans converted to a Variable Account Annual Expense Fee of 0.95% of average net assets on June 30, 1996.

***The 7-day yield on the Nationwide Money Market Fund as of December 31, 1997 was 3.74%.

****Unit information is not available for the year 1995.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IIa*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.90%

                                      ACCUMULATION          ACCUMULATION             NUMBER OF
                                       UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                      AT BEGINNING             AT END           OUTSTANDING AT THE
              FUND                      OF PERIOD             OF PERIOD          END OF THE PERIOD        YEAR
American Century: Growth                 5.846396             7.924525               3,294,508            1998
(formerly Twentieth Century              4.563176             5.846396               3,903,936            1997
Growth Fund)                             4.005400             4.563176               4,398,109            1996

American Century: Ultra                  2.526007             3.368207              19,448,936            1998
(formerly Twentieth Century              2.070035             2.526007              19,732,726            1997
Ultra)                                   1.835553             2.070035              18,056,950            1996

The Bond Fund                            2.333980             2.432540                 883,859            1998
of America(R), Inc.                      2.155938             2.333980                 844,897            1997
                                         2.128763             2.155938               1,040,496            1996

Delaware Group                           2.936925             3.204456                  24,175            1998
Decatur Fund, Inc. - Decatur             2.280397             2.936925                  15,400            1997
Income Fund                              2.186556             2.280397                  13,782            1996

Dreyfus S&P 500 Index Fund               1.218064             1.546121               6,127,205            1998
                                         1.000000             1.218064               3,436,138            1997

Dreyfus                                  3.534332             4.559374                  31,247            1998
Third Century Fund, Inc.                 2.756663             3.534332               1,286,026            1997
                                         2.699982             2.756663                 967,536            1996

Evergreen                                2.424026             2.383227                 234,506            1998
Income and Growth                        1.947661             2.424026                 388,299            1997
Fund (formerly                           1.875063             1.947661                 470,751            1996
Evergreen Total Return
Fund)

Federated U.S. Government                1.215186             1.301894                 748,333            1998
Securities Fund: 2-5 Years -             1.144477             1.215186                 323,646            1997
Institutional Shares                     1.140767             1.144477                 342,284            1996

Fidelity Asset                           1.518153             1.746693                 666,704            1998
Manager(TM)                              1.252806             1.518153                 633,745            1997
                                         1.214007             1.252806                 671,795            1996

Fidelity Capital                         4.656974             4.834602                  26,735            1998
& Income Fund (formerly                  4.096833             4.656974                  36,724            1997
Fidelity High Income Fund)               4.015008             4.096833                  77,649            1996

Fidelity                                 2.511017             3.273028              15,599,501            1998
Contrafund                               2.059947             2.511017              15,968,503            1997
                                         1.953469             2.059947              13,231,488            1996

Fidelity                                 6.904928             7.700147               6,047,814            1998
Equity-Income Fund                       5.360130             6.904928               7,169,293            1997
                                         5.110007             5.360130               6,443,316            1996

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD           YEAR
Fidelity Magellan(R)                2.400356                3.178799             12,014,518              1998
Fund                                1.913267                2.400356             11,589,048              1997
                                    1.831563                1.913267             11,002,403              1996

The Growth                          3.384653                4.420363                614,458              1998
Fund of America(R), Inc.            2.692199                3.384653                650,012              1997
                                    2.519027                2.692199                553,730              1996

The Income                          2.616384                2.838385              1,108,491              1998
Fund of America(R), Inc.            2.161106                2.616384              1,325,543              1997
                                    2.072384                2.161106              1,137,681              1996

INVESCO                             2.103587                2.379388              1,694,071              1998
Industrial Income Fund              1.678650                2.103587              1,917,268              1997
(formerly Financial                 1.613178                1.678650              1,639,958              1996
Industrial Income Fund)

Janus Fund                          1.950041                2.684144              6,455,407              1998
                                    1.603421                1.950041              5,595,764              1997
                                    1.550403                1.603421              4,109,624              1996

MAS Funds Fixed                     1.335950                1.415456                320,011              1998
Income Portfolio                    1.229861                1.335950                296,496              1997
                                    1.215745                1.229861                193,871              1996

MFS(R) Growth                       9.017913               11.544167                286,467              1998
Opportunities Fund-Class A          7.380837                9.017913                317,319              1997
                                    7.065737                7.380837                361,634              1996

MFS(R) High                         6.172004                6.179502                 18,550              1998
Income Fund - Class A               5.518624                6.172004                 25,730              1997
                                    5.541012                5.518624                 41,389              1996

Massachusetts                      15.977352               22.167667                 32,426              1998
Investors Growth                   10.881713               15.977352                 19,733              1997
Stock Fund - Class A               10.489691               10.881713                 13,452              1996

Nationwide(R)                      20.709316               26.751797                 15,513              1998
Fund - Class D                     14.965604               20.709316                509,179              1997
                                   14.282052               14.965604                336,341              1996

Nationwide(R)                       3.857119                4.730314                245,637              1998
Growth Fund - Class D               3.083261                3.857119                357,289              1997
                                    2.916856                3.083261                386,199              1996

Nationwide(R)                       3.005590                3.129869                      0              1998
Money Market                        2.885091                3.005590              6,441,740              1997
                                    2.867462                2.885091              6,749,071              1996

Putnam                             18.120944               24.338044                 99,114              1998
Investors Fund - Class A           13.595614               18.120944                133,581              1997
                                   13.246208               13.595614                153,709              1996

Putnam Voyager                      3.839341                4.720266              5,838,788              1998
Fund - Class A                      3.075131                3.839341              5,930,438              1997
                                    3.055821                3.075131              5,117,342              1996

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                    OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR

Seligman Growth Fund, Inc.        12.549144               16.819578                   3,139             1998
- Class A                         10.721190               12.549144                  10,649             1997
                                  10.356946               10.721190                  17,582             1996

T. Rowe Price                      1.844492                2.122997               1,638,194             1998
International Stock Fund(R)        1.812210                1.844492               1,859,130             1997
                                   1.7255780               1.812210               1,718,457             1996

Templeton                          1.875484                1.767822                       0             1998
Foreign Fund - Class I             1.774439                1.875484               7,960,130             1997
                                   1.678650                1.774439               6,594,135             1996

*For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                                    TIER III*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.80%

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
American Century Income &            1.000000              1.097595                109,503            1998
Growth Fund

American Century: Growth             5.853199              7.941675              3,767,251            1998
Fund (formerly                       4.563925              5.853199              1,540,193            1997
Twentieth Century                    4.555198              4.563925              1,586,526            1996
Growth Fund)

American Century:                    1.000000              1.084264                 83,975            1998
International Discovery
Fund

American Century: Ultra Fund         2.528946              3.375496             16,603,825            1998
(formerly Twentieth Century          2.070374              2.528946             11,990,091            1997
Ultra Fund)                          2.055822              2.070374              9,866,856            1996

The Bond Fund                        2.336766              2.437902                958,940            1998
of America(R), Inc.                  2.156336              2.336766                379,522            1997
                                     2.128822              2.156336                281,942            1996

Delaware Group                       2.940341              3.211392                  1,554            1998
Decatur Income Fund,                 2.280770              2.940341                  6,036            1997
Inc. - Decatur Income Fund           2.186573              2.280770                  5,492            1996

Dreyfus Appreciation Fund            1.000000              1.080133                524,887            1998

Dreyfus Premier Midcap               1.000000              1.133283                 10,469            1998
Stock - Class A

Dreyfus                              3.538445              4.569241              5,543,237            1998
Third Century Fund, Inc.             2.757115              3.538445                912,241            1997
                                     2.700004              2.757115                603,861            1996

Dreyfus S&P 500 Index                1.218878              1.548700              6,707,476            1998
Fund                                 1.000000              1.218878              2,297,690            1997

Evergreen Income and Growth          2.426846              2.388387                173,121            1998
Fund (formerly                       1.947980              2.426846                 79,190            1997
Evergreen Total Return Fund)         1.875078              1.947980                 78,598            1996

Federated Bond Fund - Class F        1.000000              1.018687                 55,483            1998

Federated U.S. Government            1.216616              1.304742                583,720            1998
Securities Fund: 2-5 Years -         1.144669              1.216616                188,738            1997
Institutional Shares                 1.140779              1.144669                104,682            1996

Fidelity Advisor Growth              1.000000              1.089301                182,532            1998
Opportunities Fund - Class A

Fidelity Advisor High Yield          1.000000              1.064751                 12,701            1998
Fund - Class T

Fidelity Asset                       1.519919              1.750474                479,562            1998
Manager(TM)                          1.253012              1.519919                299,273            1997
                                     1.214017              1.253012                269,853            1996

Fidelity Capital                     4.662457              4.845178                 62,633            1998
& Income Fund (formerly              4.097522              4.662457                 22,232            1997
Fidelity High Income Fund)           4.015052              4.097522                 23,351            1996

                                   ACCUMULATION          ACCUMULATION            NUMBER OF
                                    UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                   AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
Fidelity                             2.513939              3.280112             15,008,219            1998
Contrafund                           2.060284              2.513939              9,637,261            1997
                                     1.953485              2.060284              7,230,068            1996

Fidelity                             6.912960              7.716814              4,932,169            1998
Equity-Income Fund                   5.361008              6.912960              3,057,190            1997
                                     5.110048              5.361008              2,555,440            1996

Fidelity  Magellan(R)                2.403149              3.185678              8,905,129            1998
Fund                                 1.913580              2.403149              6,180,393            1997
                                     1.831578              1.913580              5,622,628            1996

The Growth                           3.388591              4.429930                516,513            1998
Fund of America(R), Inc.             2.692640              3.388591                496,036            1997
                                     2.519048              2.692640                441,833            1996

The Income                           2.619427              2.844529                945,389            1998
Fund of America(R), Inc.             2.161460              2.619427                490,571            1997
                                     2.072401              2.161460                367,278            1996

INVESCO Dynamics                     1.000000              1.172431                 32,721            1998
Fund, Inc.

INVESCO Industrial Income            2.106034              2.384538              1,333,146            1998
Fund (formerly Financial             1.678925              2.106034                473,406            1997
Industrial Income Fund, Inc.)        1.613191              1.678925                309,576            1996

INVESCO Total Return Fund            1.000000              1.023668                 53,415            1998

Janus Fund                           1.952310              2.689953              8,036,789            1998
                                     1.603684              1.952310              2,423,723            1997
                                     1.550416              1.603684              1,634,700            1996

MAS Funds Fixed                      1.337506              1.418521                552,980            1998
Income Portfolio                     1.230062              1.337506                248,580            1997
                                     1.215755              1.230062                 87,227            1996

MFS(R) Growth                        9.028407             11.569155                187,053            1998
Opportunities Fund - Class A         7.382046              9.028407                178,707            1997
                                     7.065795              7.382046                181,406            1996

MFS(R) High Income Fund -            6.179271              6.193021                 28,739            1998
Class A                              5.519552              6.179271                  6,564            1997
                                     5.410180              5.519552                  6,455            1996

Massachusetts                       15.995935             22.215628                  9,777            1998
Investors Growth                    10.883496             15.995935                 12,152            1997
Stock Fund - Class A                10.489775             10.883496                 11,971            1996

Morgan Stanley Institutional         1.000000              1.106680                 71,375            1998
Fund- Equity Growth
Portfolio - Class B

NSAT Nationwide Small                1.000000              1.022482              1,644,689            1998
Company Fund

Nationwide S&P 500 Index             1.000000              1.093550                299,188            1998
Fund-Class 4

Nationwide(R)                       20.733404             26.809677              3,035,298            1998
Fund - Class D                      14.968055             20.733404                329,293            1997
                                    14.282168             14.968055                195,684            1996

                                   ACCUMULATION         ACCUMULATION             NUMBER OF
                                    UNIT VALUE          UNIT VALUE           ACCUMULATION UNITS
                                   AT BEGINNING           AT END             OUTSTANDING AT THE
             FUND                    OF PERIOD           OF PERIOD           END OF THE PERIOD        YEAR
Nationwide(R)                         3.861607            4.740553                 308,068            1998
Growth Fund - Class D                 3.083766            3.861607                  93,047            1997
                                      2.916880            3.083766                  96,156            1996

Nationwide(R)                         3.009129            3.136716               8,324,157            1998
Money Market                          2.885576            3.009129                 909,979            1997
                                      2.867493            2.885576                 901,408            1996

Neuberger & Berman Equity             1.000000            1.041831                  40,394            1998
Trust Partners Trust

Oppenheimer Global Fund -             1.000000            1.106449                  78,391            1998
Class A

Putnam Investors Fund -              18.142029           24.390710                  75,040            1998
Class A                              13.597842           18.142029                  39,280            1997
                                     13.246316           13.597842                  38,905            1996

Putnam Voyager                        3.843809            4.730485               5,319,237            1998
Fund - Class A                        3.075635            3.843809               3,166,939            1997
                                      3.055846            3.075635               2,559,117            1996

Seligman Growth Fund, Inc. -         12.563748           16.855977                  16,244            1998
Class A                              10.722947           12.563748                   2,475            1997
                                     10.357031           10.722947                   2,396            1996

T. Rowe Price                         1.846640            2.127594               1,798,986            1998
International Stock                   1.812507            1.846640               1,036,525            1997
Fund(R)                               1.725811            1.812507                 931,357            1996

Templeton                             1.877667            1.771651              21,282,916            1998
Foreign Fund - Class I                1.774730            1.877667               2,623,603            1997
                                      1.678664            1.774730               2,061,896            1996

Warburg Pincus Emerging               1.000000            1.058940                  26,076            1998
Markets Growth Fund

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                         CONDENSED FINANCIAL INFORMATION

                                    TIER IV*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.70%

                                    ACCUMULATION           ACCUMULATION           NUMBER OF
                                     UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                    AT BEGINNING              AT END          OUTSTANDING AT THE
             FUND                     OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
American Century: Growth              5.860011               7.958862                     0           1998
Fund (formerly Twentieth              4.564673               5.860011               758,360           1997
Century Growth Fund)                  4.555235               4.564673               735,112           1996

American Century Income &             1.000000               1.097739                30,419           1998
Growth Fund

American Century                      1.000000               1.084406                50,207           1998
International Discovery Fund

American Century: Ultra Fund          2.531889               3.382800                     0           1998
(formerly Twentieth Centuy            2.070713               2.531889             4,964,637           1997
Ultra Fund)                           2.055839               2.070713             3,956,021           1996

The Bond Fund                         2.339554               2.443271                     0           1998
of America(R), Inc.                   2.156734               2.339554                55,496           1997
                                      2.128881               2.156734                46,844           1996

Dreyfus Appreciation Fund             1.000000               1.080275                49,721           1998

Dreyfus Premier Midcap                1.000000               1.133431                 5,430           1998
Stock - Class A

Dreyfus S&P 500 Index                 1.219691               1.551283                     0           1998
Fund                                  1.000000               1.219691             1,092,654           1997

Dreyfus                               3.542562               4.579129             1,526,223           1998
Third Century Fund, Inc.              2.757567               3.542562               428,452           1997
                                      2.700026               2.757567               244,163           1996

Evergreen                             2.429669               2.393558                     0           1998
Income and Growth                     1.948299               2.429669                21,853           1997
Fund (formerly                        1.875094               1.948299                27,416           1996
Evergreen Total Return
Fund)

Federated Bond                        1.000000               1.018821               219,340           1998
Fund Class F

Federated U.S. Government             1.218047               1.307593                     0           1998
Securities Fund: 2-5 Years -          1.144861               1.218047               114,003           1997
Institutional Shares                  1.140792               1.144861               104,637           1996

Fidelity Advisor Growth               1.000000               1.089444                11,123           1998
Opportunities Fund - Class A

Fidelity Advisor High Yield           1.000000               1.064934                 5,110           1998
Fund - Class T

Fidelity Asset                        1.521688               1.754263                     0           1998
Manager(TM)                           1.253217               1.521688               538,872           1997
                                      1.214027               1.253217               456,745           1996

Fidelity Capital                      4.667941               4.855767                     0           1998
& Income Fund (formerly               4.098210               4.667941                22,307           1997
Fidelity High Income Fund)            4.015097               4.098210                22,770           1996

                                    ACCUMULATION           ACCUMULATION           NUMBER OF
                                     UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                    AT BEGINNING              AT END          OUTSTANDING AT THE
             FUND                     OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR

Fidelity                              2.516865               3.287212                     0           1998
Contrafund                            2.060621               2.516865             4,750,222           1997
                                      1.953501               2.060621             3,683,606           1996

Fidelity                              6.921001               7.733517                     0           1998
Equity-Income Fund                    5.361886               6.921001             2,389,431           1997
                                      5.110090               5.361886             1,989,159           1996

Fidelity Magellan(R)                  2.405944               3.192571                     0           1998
Fund                                  1.913894               2.405944             3,706,622           1997
                                      1.831593               1.913894             3,295,811           1996

The Growth                            3.392534               4.439517                     0           1998
Fund of America(R), Inc.              2.693081               3.392534               170,540           1997
                                      2.519069               2.693081               158,421           1996

The Income                            2.622475               2.850687                     0           1998
Fund of America(R), Inc.              2.161814               2.622475               294,406           1997
                                      2.072418               2.161814               246,997           1996

INVESCO Dynamics Fund                 1.000000               1.172584                   505           1998

INVESCO Industrial Income             2.108484               2.389699                     0           1998
Fund (formerly Financial              1.679200               2.108484               473,795           1997
Industrial Income Fund)               1.613204               1.679200               346,238           1996

INVESCO Total Return Fund             1.000000               1.023803                72,756           1998

Janus Fund                            1.954582               2.695775                     0           1998
                                      1.603947               1.954582             2,404,760           1997
                                      1.550428               1.603947             1,696,374           1996

MAS Funds Fixed                       1.339063               1.421594                                 1998
Income Portfolio                      1.230264               1.339063                91,023           1997
                                      1.215765               1.230264                27,573           1996

MFS(R) Growth                         9.038914              11.594198                     0           1998
Opportunities Fund - Class A          7.383255               9.038914                 5,735           1997
                                      7.065853               7.383255                 7,294           1996

MFS(R) High Income Fund -             6.186539               6.206555                     0           1998
Class A                               5.520479               6.186539                   105           1997
                                      5.410240               5.520479                   130           1996

Massachusetts                        16.014540              22.263692                     0           1998
Investors Growth                     10.885279              16.014540                   285           1997
Stock Fund - Class A                 10.489862              10.885279                   280           1996

Morgan Stanley Institutional          1.000000               1.106825                 5,955           1998
Fund - Equity Growth
Portfolio - Class B

LifeDesigns Series - The              1.000000               1.152311             2,046,802           1998
Aggressive Portfolio

LifeDesigns Series - The              1.000000               1.110341               289,939           1998
Conservative Portfolio

LifeDesigns Series - The              1.000000               1.145999             1,328,203           1998
Moderate Portfolio

                                    ACCUMULATION         ACCUMULATION           NUMBER OF
                                     UNIT VALUE           UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING            AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD           OF PERIOD          END OF THE PERIOD       YEAR

LifeDesigns Series - The              1.000000              1.143522                806,901           1998
Moderately Aggressive
Portfolio

LifeDesigns Series - The              1.000000              1.131933                473,517           1998
Moderately Conservative
Portfolio

Nationwide(R)                        20.757521             26.867683                803,944           1998
Fund - Class D                       14.970505             20.757521                142,531           1997
                                     14.282285             14.970505                 54,398           1996

Nationwide(R)                         3.866100              4.750814                      0           1998
Growth Fund - Class D                 3.084270              3.866100                339,294           1997
                                      2.916904              3.084270                286,704           1996

Nationwide(R)                         3.012668              3.143571              3,318,283           1998
Money Market                          2.886060              3.012668                985,611           1997
                                      2.867525              2.886060              1,141,686           1996

Nationwide S&P 500                    1.000000              1.093694                 22,552           1998
Index Fund

NSAT Nationwide Small                 1.000000              1.023450                877,300           1998
Company Fund

Neuberger Berman                      1.000000              1.041968                  4,567           1998
Partners Trust

Oppenheimer Global Fund -             1.000000              1.106594                  5,875           1998
Class A

Prestige Balanced Fund -              1.000000              1.061002                 48,644           1998
Class Y

Prestige International Fund -         1.000000              1.092070                 16,097           1998
Class Y

Prestige Large Cap Growth             1.000000              1.139564                 52,478           1998
Fund - Class Y

Prestige Large Cap Value              1.000000              1.049429                  7,620           1998
Fund - Class Y

Prestige Small Cap Fund -             1.000000              1.090386                 31,273           1998
Class Y

Putnam Investors Fund -              18.163138             24.443490                      0           1998
Class A                              13.600069             18.163138                  4,776           1997
                                     13.246425             13.600069                  4,735           1996

Putnam Voyager                        3.848283              4.740725                      0           1998
Fund - Class A                        3.076140              3.848283              2,223,516           1997
                                      3.055871              3.076140              1,979,411           1996

Seligman Growth Fund, Inc. -         12.578369             16.892454                      0           1998
Class A                              10.724703             12.578369                    684           1997
                                     10.357115             10.724703                    684           1996

T. Rowe Price                         1.848790              2.132200                      0           1998
International Stock                   1.812803              1.848790                783,958           1997
Fund(R)                               1.725825              1.812803                881,585           1996

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

Templeton                             1.879853              1.775488              4,957,272           1998
Foreign Fund - Class A                1.775020              1.879853              1,763,615           1997
                                      1.678677              1.775020              1,461,504           1996

Warburg Pincus Emerging               1.000000              1.059122                  7,510           1998
Growth Fund

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER V*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.65%

                                    ACCUMULATION           ACCUMULATION           NUMBER OF
                                     UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                    AT BEGINNING              AT END          OUTSTANDING AT THE
             FUND                     OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR

American Century: Growth             5.866443               7.971577              8,602,720           1998
Fund (formerly Twentieth             4.567407               5.866443              6,244,941           1997
Century Growth Fund)                 4.139808               4.567401              6,000,935           1996

American Century: Ultra Fund         2.534668               3.388204             35,694,678           1998
(formerly Twentieth Centuy           2.071951               2.534668             19,414,868           1997
Ultra Fund)                          1.858002               2.071951             16,258,739           1996

The Bond Fund                        2.342166               2.447231              1,599,096           1998
of America(R), Inc.                  2.158056               2.342166                736,645           1997
                                     2.057925               2.158056                471,875           1996

Decatur Income Fund -                1.000000               3.202651                    169           1998
Institutional Class

Dreyfus S&P 500 Index Fund           1.000000               1.545632              5,191,876           1998

Dreyfus                              3.546449               4.586444              2,794,245           1998
Third Century Fund, Inc.             2.759214               3.546449              2,302,999           1997
                                     2.421004               2.759214              1,592,562           1996

Evergreen Income and Growth          2.432337               2.397384                431,682           1998
Fund (formerly                       1.949465               2.432337                433,149           1997
Evergreen Total Return Fund)         1.797507               1.949465                494,994           1996

Federated U.S. Government            1.000000               1.301463                344,294           1998
Securities Fund: 2-5 Years -
Institutional Shares

Fidelity Capital & Income            4.673077               4.863557                 85,411           1998
Fund (formerly Fidelity High         4.100654               4.673077                 70,677           1997
Income Fund)                         3.891882               4.100654                 84,610           1996

Fidelity                             2.519627               3.292464             16,051,389           1998
Contrafund                           2.061853               2.519627              3,990,922           1997
                                     1.834521               2.061853              1,600,079           1996

Fidelity Asset Manager                1.000000              1.745707                758,282           1998

Fidelity                             6.928596               7.745874             11,315,425           1998
Equity-Income Fund                   5.365090               6.928596              7,574,670           1997
                                     4.792632               5.365090              6,613,425           1996

Fidelity Growth &                    2.591531               3.303630              6,458,278           1998
Income Portfolio                     2.003791               2.591531              3,435,213           1997
                                     1.788691               2.003791              1,071,573           1996

Fidelity Magellan(R)                 2.408585               3.197672             26,173,266           1998
Fund                                 1.915038               2.408585             16,840,881           1997
                                     1.732300               1.915038             15,847,180           1996

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

The Growth Fund of America            1.000000              4.417868                397,583           1998

The Income Fund of America            1.000000              2.836785                403,926           1998

INVESCO Industrial Income             1.000000              2.378046                660,119           1998
Fund, Inc.

Janus Fund                            1.000000              2.682628              4,344,666           1998

MAS Funds - Fixed Income              1.000000              1.414658                283,874           1998
Portfolio

MFS(R) Growth                         9.048839             11.612729              2,162,443           1998
Opportunities Fund - Class A          7.387670              9.048839              1,999,203           1997
                                      6.482021              7.387670              2,053,995           1996

MFS(R) High Income Fund -             6.193345              6.216512                664,163           1998
Class A                               5.523771              6.193345                500,487           1997
                                      5.237254              5.523771                466,255           1996

Massachusetts                        16.032114             22.299259                262,889           1998
Investors Growth                     10.891785             16.032114                271,730           1997
Stock Fund - Class A                  9.620839             10.891785                270,135           1996

Nationwide(R)                         3.870345              4.758406              1,367,643           1998
Growth Fund - Class D                 3.086114              3.870345                658,443           1997
                                      2.801588              3.086114                517,548           1996

Nationwide(R)                         3.015983              3.148614              4,349,555           1998
Money Market                          2.887782              3.015983              3,131,282           1997
                                      2.848502              2.887782              3,694,679           1996

Neuberger Berman                      1.601873              1.628931                923,269           1998
Guardian Fund, Inc.                   1.367075              1.601873                614,486           1997
                                      1.203016              1.367075                109,076           1996

Putnam                               18.183069             24.482535              2,271,192           1998
Investors Fund - Class A             13.608194             18.183069              1,771,233           1997
                                     12.172007             13.608194              1,571,300           1996

Putnam Voyager                        3.852510              4.748304              6,536,365           1998
Fund - Class A                        3.077980              3.852510              1,528,999           1997
                                      2.937103              3.077980                990,216           1996

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

Seligman                             12.592179             16.919446                108,084           1998
Growth Fund, Inc. - Class A          10.731114             12.592179                113,689           1997
                                      9.693645             10.731114                121,166           1996

T. Rowe Price                         1.850821              2.135609              5,964,541           1998
International Stock                   1.813888              1.850821              4,875,751           1997
Fund(R)                               1.686337              1.813888              5,512,814           1996

Templeton                             1.881918              1.778328              1,352,884           1998
Foreign Fund - Class A                1.776082              1.881918              1,092,861           1997
                                      1.628310              1.776082                168,098           1996

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.65% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER VI

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.60%

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

American Century                      1.000000              7.951067                194,830           1998
Growth Fund

American Century Ultra Fund           1.000000              3.379488              1,072,286           1998

The Bond Fund of America,             1.000000              2.440904                 82,948           1998
Inc.

Delaware Group Decatur Fund,          1.000000              3.215194                  6,112           1998
Inc. Decatur Income Fund
Institutional Class

Dreyfus S&P 500 Index Fund            1.000000              1.550532              1,251,281           1998

Evergreen Income and Growth           1.000000              2.391215                  2,788           1998
Fund - Class Y

Federated U.S. Government             1.000000              1.306298                 71,515           1998
Securities Fund: 2-5 Years -
Institutional Shares

Fidelity Asset Manager                1.000000              1.752545                 53,124           1998

Fidelity Contrafund                   1.000000              3.283991                979,826           1998

Fidelity Equity Income                1.000000              7.725951                170,677           1998
Fund

Fidelity Magellan Fund                1.000000              3.189445                683,273           1998

The Growth Fund of America            1.000000              4.435169                162,774           1998

The Income Fund of America            1.000000              2.847897                153,954           1998

INVESCO Industrial Income             1.000000              2.387360                 90,551           1998
Fund, Inc.

Janus Fund                            1.000000              2.693134                627,794           1998

MAS Funds - Fixed Income              1.000000              1.420201                118,670           1998
Portfolio

LifeDesigns Series - The              1.000000              1.154520                310,655           1998
Aggressive Portfolio

LifeDesigns Series - The              1.000000              1.112468                 66,069           1998
Conservative Portfolio

LifeDesigns Series - The              1.000000              1.148195                106,065           1998
Moderate Portfolio

LifeDesigns Series - The              1.000000              1.145713                259,760           1998
Moderately Aggressive
Portfolio

LifeDesigns Series - The              1.000000              1.134101                 50,620           1998
Moderately Conservative
Portfolio

Nationwide Growth Fund                1.000000              4.746163                  1,583           1998

Prestige Large Cap Growth             1.000000              1.139173                  2,573           1998
Fund - Class Y

Prestige Small Cap Fund -             1.000000              1.090529                  4,696           1998
Class Y

Putnam Investors Fund -               1.000000             24.419553                  4,084           1998
Class A

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

Putnam Voyager Fund - Class           1.000000              4.736081                454,607           1998
A

T. Rowe Price International           1.000000              2.130112                126,263           1998
Stock Fund

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER VII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.55%

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

American Century Income &             1.000000              1.097955                  8,687           1998
Growth

American Century                      1.000000              1.084619                  6,011           1998
International Discovery Fund

The Bond Fund of America              1.000000              2.437786                 82,138           1998

Dreyfus Appreciation                  1.000000              1.080487                136,346           1998
Fund, Inc

Dreyfus Premier Midcap Stock          1.000000              1.133654                    914           1998
- Class A

Dreyfus S&P 500 Index Fund            1.000000              1.549323                153,801           1998

The Dreyfus Third Century             1.000000              4.557584              1,265,956           1998
Fund, Inc.

Evergreen Income and Growth           1.000000              2.388169                 91,000           1998
Fund - Class Y

Federated U.S. Government             1.000000              1.304613                 62,224           1998
Securities Fund: 2-5 Years
Institutional Shares

Fidelity Advisor Growth               1.000000              1.089659                 87,134           1998
Opportunities Fund - Class A

Fidelity Asset Manager                1.000000              1.750311                 28,644           1998

Fidelity Contrafund                   1.000000              3.279805                557,635           1998

Fidelity Equity Income Fund           1.000000              7.716109                 99,286           1998

Fidelity Magellan Fund                1.000000              3.185381                308,121           1998

The Growth Fund of America            1.000000              4.429517                 28,933           1998

The Income Fund of America            1.000000              2.844269                 49,186           1998

INVESCO Dyanamics                     1.000000              1.172815                 14,593           1998
Fund, Inc.

INVESCO Industrial Income             1.000000              2.384319                158,514           1998
Fund, Inc.

INVESCO Total Return Fund             1.000000              1.024005                  2,474           1998

MAS Funds - Fixed Income              1.000000              1.418390                 15,856           1998
Portfolio

Massachusetts Investors               1.000000             22.213562                  1,109           1998
Growth Stock Index Fund -
Class A

MFS Growth Opportunities              1.000000             11.568078                 16,642           1998
Fund - Class A

MFS High Income                       1.000000              6.192408                  2,329           1998
Fund - Class A

Morgan Stanley Equity Growth          1.000000              1.107043                  7,861           1998
Portfolio - Class B

Nationwide Fund - Class D             1.000000             26.741341                940,065           1998

Nationwide Growth Fund -              1.000000              4.740115                31,4895           1998
Class D

                                    ACCUMULATION          ACCUMULATION           NUMBER OF
                                     UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                    AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD         END OF THE PERIOD       YEAR

Nationwide Money                      1.000000              3.136406              3,511,177           1998
Market Fund

Nationwide S&P 500 Index              1.000000              1.093909                112,981           1998
Fund - Class Y

NSAT Nationwide Small                 1.000000              1.007001                528,402           1998
Company Fund

Oppenheimer Global Fund -             1.000000              1.106811                 11,480           1998
Class A

Putnam Investors Fund -               1.000000             24.388433                 10,786           1998
Class A

Seligman Growth Fund, Inc.            1.000000             16.854407                  1,971           1998
Class A

T. Rowe Price International           1.000000              2.127397                 85,069           1998
Stock Fund

Templeton Foreign Fund -              1.000000              1.767129              5,105,892           1998
Class A

Warburg Pincus Emerging               1.000000              1.059668                 21,363           1998
Growth Fund

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER VIII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.45%

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING            AT END            OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

LifeDesigns Series - The              1.00000               1.150582                211,944           1998
Aggressive Portfolio

LifeDesigns Series - The              1.000000              1.108677                 80,765           1998
Conservative Portfolio

LifeDesigns Series - The              1.000000              1.144281                 80,286           1998
Moderate Portfolio

LifeDesigns Series - The              1.000000              1.141807                155,701           1998
Moderately Aggressive
Portfolio

LifeDesigns Series - The              1.000000              1.130236                230,674           1998
Moderately Conservative
Portfolio

Prestige Balanced Fund -              1.000000              1.061351                  3,404           1998
Class Y

Prestige International Fund -         1.000000              1.092427                  1,317           1998
Class Y

Prestige Large Cap Growth             1.000000              1.139937                  1,307           1998
Fund - Class Y

Prestige Large Cap Value              1.000000              1.049773                  2,293           1998
Fund - Class Y

Prestige Small Cap Fund -             1.000000              1.090743                    946           1998
Class Y

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER IX

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.40%

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING            AT END            OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

American Century Income &             1.000000              1.098171                 79,664           1998
Growth Fund

American Century Growth Fund          1.000000              7.923462                  3,508           1998

American Century                      1.000000              1.084832                 26,496           1998
International Discovery Fund

Dreyfus Appreciation Fund,            1.000000              1.080700                 27,993           1998
Inc.

The Dreyfus Third Century             1.000000              4.558760                737,042           1998
Fund, Inc.

Federated Bond Fund - Class F         1.000000              1.019222                     12           1998

INVESCO Dynamics Fund                 1.000000              1.173045                    818           1998

INVESCO Total Return Fund             1.000000              1.024207                     44           1998

MFS Growth Opportunities Fund         1.000000             11.542612                  4,519           1998
- Class A

Nationwide Fund - Class D             1.000000             26.748259                487,464           1998

Nationwide Money Market Fund          1.000000              3.130815              2,298,866           1998

Nationwide S&P 500 Index Fund         1.000000              1.094125                116,258           1998

NSAT Nationwide Small Company         1.000000              1.007261                384,544           1998
Fund

Oppenheimer Global Fund -             1.000000              1.107029                 29,079           1998
Class A

Templeton Foreign Fund -              1.000000              1.767586              2,148,011           1998
Class A

Warburg Pincus Emerging               1.000000              1.059668                 21,363           1998
Growth Fund

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER X

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.35%

                                    ACCUMULATION         ACCUMULATION             NUMBER OF
                                     UNIT VALUE           UNIT VALUE          ACCUMULATION UNITS
                                    AT BEGINNING            AT END            OUTSTANDING AT THE
             FUND                     OF PERIOD           OF PERIOD           END OF THE PERIOD       YEAR

The Dreyfus Third Century             1.000000              4.581408                276,300           1998
Fund, Inc.

Nationwide Fund - Class D             1.000000             26.881104                104,750           1998

Nationwide Money Market Fund          1.000000              3.142446                175,079           1998

NSAT Nationwide Small Company         1.000000              1.024134                 18,482           1998
Fund

Templeton Foreign Fund -              1.000000              1.776379                365,896           1998
Class A

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER XI

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.30%

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING            AT END            OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

American Century Income &             1.000000              1.098315                  4,917           1998
Growth Fund

American Century Growth Fund          1.000000              7.952673                261,146           1998

American Century Ultra  Fund          1.000000              3.380172                717,400           1998

Dreyfus Appreciation Fund             1.000000              1.080842                  4,977           1998

The Dreyfus Third Century             1.000000              4.575570                144,811           1998
Fund, Inc.

Janus Fund                            1.000000              2.693678                597,789           1998

Morgan Stanley Equity Growth          1.000000              1.107406                  3,268           1998
Portfolio

Nationwide Fund                       1.000000             26.846869                 53,286           1998

Nationwide Money Market Fund          1.000000              3.138391                294,839           1998

NSAT Nationwide Small Company         1.000000              1.025150                 19,929           1998
Fund

Oppenheimer Global Fund -             1.000000              1.107174                  1,060           1998
Class A

Templeton Foreign Fund -              1.000000              1.774115                232,860           1998
Class A

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER XII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.25%

                                    ACCUMULATION          ACCUMULATION           NUMBER OF
                                     UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                    AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD         END OF THE PERIOD       YEAR

LifeDesigns Series - The              1.000000              1.150978                 68,325           1998
Aggressive Portfolio

LifeDesigns Series - The              1.000000              1.109060                 83,356           1998
Conservative Portfolio

LifeDesigns Series - The              1.000000              1.144675                 21,387           1998
Moderate Portfolio

LifeDesigns Series - The              1.000000              1.142200                 43,931           1998
Moderately Aggressive
Portfolio

LifeDesigns Series - The              1.000000              1.130626                  6,709           1998
Moderately Conservative
Portfolio

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER XIII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.20%

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                     UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                    AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD          END OF THE PERIOD       YEAR

LifeDesigns Series - The              1.000000              1.155315                 11,063           1998
Aggressive Portfolio

LifeDesigns Series - The              1.000000              1.113236                 14,242           1998
Conservative Portfolio

LifeDesigns Series - The              1.000000              1.148987                     43           1998
Moderate Portfolio

LifeDesigns Series - The              1.000000              1.146503                 94,205           1998
Moderately Aggressive
Portfolio

LifeDesigns Series - The              1.000000              1.134884                  7,860           1998
Moderately Conservative
Portfolio





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



                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER XIV

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.15%

                                    ACCUMULATION          ACCUMULATION           NUMBER OF
                                     UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                    AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                     OF PERIOD            OF PERIOD         END OF THE PERIOD        YEAR

LifeDesigns Series - The              1.000000              1.155248                 14,581           1998
Aggressive Portfolio

LifeDesigns Series - The              1.000000              1.113172                  1,089           1998
Conservative Portfolio

LifeDesigns Series - The              1.000000              1.148920                  8,670           1998
Moderate Portfolio

LifeDesigns Series - The              1.000000              1.146437                 17,344           1998
Moderately Aggressive
Portfolio

LifeDesigns Series - The              1.000000              1.134818                  4,278           1998
Moderately Conservative
Portfolio





                                       72